Convertible notes and Standby Equity Distribution Agreement	6 Months Ended
Jun. 30, 2021
Convertible notes and Standby Equity Distribution Agreement
Convertible notes and Standby Equity Distribution Agreement

8. Convertible notes and Standby Equity Distribution Agreement

January 2021 Notes

On January 19, 2021, the Group issued a convertible note for a principle amount of US$10.0 million with a 3% discount, an annual interest rate of 5% and a maturity date of January 19, 2022. The Group received a cash proceed of US$8.9 million from this issuance. The note is convertible into the Group’s shares at the option of the holders based on a conversion prices determined to be the lower of (1) US$4.20 per ADS, or (2) 88% of the lowest daily volume weighted average trading price (“VWAP”) of the Group’s ADSs during the ten consecutive trading days immediately preceding the conversion date or other date of determination.

The January 2021 Notes also include provision which require the Group to pay the note holders a commitment fee of 1,750,000 ordinary shares at the date of closing which is considered to be further discount on the note provided to the debt holders. The Group settle this commitment fee by issuing 1,750,000 ordinary shares out of treasury shares to the convertible note holders. The Group has recognized this commitment fees amounted to US$0.1 million determined based on the fair value of shares issued at the date of closing as a part of debt discount.

The note has been fully converted to 196,665,850 ordinary shares with a conversion price of US$0.0508 per ordinary share during three-month period ended March 31, 2021. The Group recorded a beneficial conversion feature amounted to US$1.4 million representing the difference between the conversion price and the fair value per share as deemed dividend relating to this conversion as the conversion price is determined to be lower than fair value at the date of conversion.

Loan discount of US$0.4 million and issuance costs of US$0.7 million relating to the January 2021 Notes are being amortized to interest expense using effective interest method.

March 2021 Notes

On March 19, 2021, the Group issued a convertible note for a principle amount of US$20.0 million with a 2% discount, an annual interest of 5% per year, and a fixed conversion price of US$5.0 per ADS. The maturity date of the March 2021 Notes is March 19, 2022. The Group received a cash proceed of US$18.2 million from this issuance.

The March 2021 Notes also include provision which require the Group to pay the note holders a commitment fee of 3,750,000 ordinary shares at the date of closing which is considered to be further discount on the note provided to the debt holders. The Group settle this commitment fee by issuing 3,750,000 ordinary shares out of treasury shares to the convertible note holders. The Group has recognized this commitment fees amounted to US$0.2 million determined based on the fair value of shares issued at the date of closing as a part of debt discount.

Beginning from June 1, 2021 and continuing on the first day of each calendar month thereafter through January 2022, a portion of the principal amount plus an 8% redemption premium and plus accrued and unpaid interest will be subject to redemption in cash, ADSs through conversion of the note or a combination of both at the Group’s option in the event that the daily VWAP on each of the five consecutive trading days immediately prior to the redemption date does not exceed a price equal to 108% of the fixed conversion price (the “Monthly Redemption”). In the event that the daily VWAP on each of the five consecutive trading days immediately prior to the scheduled redemption date exceeds a price equal to 108% of the fixed conversion price, then no Monthly Redemption shall be due on such scheduled redemption date.

In accordance with ASC 815, the Group determined that the Monthly Redemption feature was an embedded financial instrument which required bifurcation from the host debt instrument. The Group performs a valuation with the assistance of a third party appraiser to evaluate fair value of the embedded derivative associated with this note at the date of issuance and subsequently at each reporting date. Initially, the Group recorded a derivative liability relating to the Monthly Redemption feature in the amount US$1,662,355 based on its fair value at the date of issuance. A portion of the note's proceed is allocated to the derivative based on the fair value at the date of the issuance. The allocated fair value for the derivative is recorded as a debt discount from the face amount of the notes, which is then accredited to interest expense over the life of the related debt using the effective interest method.   This derivative liability is revalued at each reporting date and immediately prior to conversion with changes in fair value recorded to fair value change at derivative liabilities in the statement of operations. As of June 30, 2021, the fair value of the derivative liability is determined to be US$1,577,128 and the gain of US$85,227 representing the change in fair value has been recorded in earnings for the six-month period ended June 30, 2021.

8. Convertible notes and Standby Equity Distribution Agreement (Continued)

Total discount of US$2 million and issuance costs of US$1.6 million relating to the March 2021 Notes are being amortized to interest expense using effective interest method.

Monthly Redemption has been triggered in June, July and August 2021. In June, the Group redeemed the loan principle, redemption premium and unpaid interests total amounted to US$1.7 million through issuance of 46,345,450 ordinary shares with a conversion price of US$0.0358 per ordinary shares. In July and August of 2021, the Group redeemed the loan principal, redemption premium and unpaid interests amounted with a payment of US$4.2 million in cash and issuance of 33,113,400 ordinary shares with a conversion price of US$0.0299 per ordinary shares.

8. Convertible notes and Standby Equity Distribution Agreement (Continued)

Standby Equity Distribution Agreement with YA II PN, Ltd.

On January 22, 2021, the Company entered into a standby equity distribution agreement (the “SEDA”) with this investor pursuant to which the Company has an option to sell up to US$20.0 million of its ADSs solely at the Company’s request any time during the 36 months following the date of the SEDA at a price determined to be at 90% of the market price, which is defined as the lowest daily VWAP of the Company’s ADSs during the five consecutive trading days commencing on the trading day following the date the Company submits an advance notice to this investor. As at June 30, 2021 the outstanding equity financing available was US$20.0 million.